Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liability [Line Items]
Carrying amount	$ 398,480	$ 372,657
Contractual cash flows	431,870	393,230
6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	167,918	136,023
6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	3,283	232,508
1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	236,575	5,122
2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	24,094	17,811
More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		1,766
Convertible notes [Member]
Disclosure of financial liability [Line Items]
Carrying amount	201,240	216,118
Contractual cash flows	230,000	230,000
Convertible notes [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		230,000
Convertible notes [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	230,000
Lease Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	16,658	16,379
Contractual cash flows	20,689	21,549
Lease Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,790	2,342
Lease Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	2,601	2,046
Lease Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	5,345	4,272
Lease Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	9,953	11,124
Lease Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		1,765
Secured bank loans [Member]
Disclosure of financial liability [Line Items]
Carrying amount	3,726	2,667
Contractual cash flows	4,325	3,077
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	710	485
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	682	462
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,230	850
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	1,703	1,279
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		1
Trades and other payables [Member]
Disclosure of financial liability [Line Items]
Carrying amount	118,548	89,780
Contractual cash flows	118,548	89,780
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	118,548	89,780
Other Liabilities Related to Business Combination [Member]
Disclosure of financial liability [Line Items]
Carrying amount	12,438	9,368
Contractual cash flows	12,438	10,479
Other Liabilities Related to Business Combination [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		5,071
Other Liabilities Related to Business Combination [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	12,438	5,408
Other Liabilities Related to Hotel Travel Group [Member]
Disclosure of financial liability [Line Items]
Carrying amount		4,320
Contractual cash flows		4,320
Other Liabilities Related to Hotel Travel Group [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		4,320
Refund due to customers [Member]
Disclosure of financial liability [Line Items]
Carrying amount	45,870	34,025
Contractual cash flows	45,870	34,025
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ 45,870	$ 34,025